Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 744	$ 1,182	$ 1,567	$ 1,576	$ 996
Property, Plant and Equipment
Property Plant And Equipment [Line Items]
Depreciation and amortization			$ 1,400	$ 1,400	$ 1,000